UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410
                                                      --------
                           OPPENHEIMER DISCOVERY FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                      Date of reporting period: 12/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                Shares                      Value
                                                              -----------              --------------
COMMON STOCKS -- 95.3%
CONSUMER DISCRETIONARY -- 9.4%
DIVERSIFIED CONSUMER SERVICES -- 6.1%
American Public Education, Inc. (1)                               192,051              $    7,142,377
Capella Education Co. (1)                                           8,953                     526,078
Grand Canyon Education, Inc. (1)                                  141,400                   2,655,492
K12, Inc. (1)                                                     115,800                   2,171,250
New Oriental Education & Technology Group, Inc.,
Sponsored ADR (1)                                                  76,314                   4,190,402
Strayer Education, Inc.                                            45,900                   9,841,419
                                                                                       --------------
                                                                                           26,527,018

MEDIA -- 0.5%
VisionChina Media, Inc., ADR (1)                                  359,985                   1,965,518
MULTILINE RETAIL -- 1.1%
Dollar Tree, Inc. (1)                                             117,700                   4,919,860
SPECIALTY RETAIL -- 0.6%
Gymboree Corp. (1)                                                 96,100                   2,507,249
TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
Deckers Outdoor Corp. (1)                                          60,500                   4,832,135
CONSUMER STAPLES -- 8.8%
FOOD & STAPLES RETAILING -- 2.5%
Pantry, Inc. (The) (1)                                            232,800                   4,993,560
Ruddick Corp.                                                     136,900                   3,785,285
United Natural Foods, Inc. (1)                                    118,002                   2,102,796
                                                                                       --------------
                                                                                           10,881,641

FOOD PRODUCTS -- 4.0%
Diamond Foods, Inc.                                               168,200                   3,389,230
Flowers Foods, Inc.                                               333,100                   8,114,316
TreeHouse Foods, Inc. (1)                                         203,700                   5,548,788
                                                                                       --------------
                                                                                           17,052,334

PERSONAL PRODUCTS -- 2.3%
Alberto-Culver Co.                                                117,100                   2,870,121
Chattem, Inc. (1)                                                  99,000                   7,081,470
                                                                                       --------------
                                                                                            9,951,591

ENERGY -- 6.2%
ENERGY EQUIPMENT & SERVICES -- 3.2%
Atwood Oceanics, Inc. (1)                                         196,100                   2,996,408
Core Laboratories NV                                               34,800                   2,083,128
Dril-Quip, Inc. (1)                                               119,200                   2,444,792
IHS, Inc., Cl. A (1)                                              117,610                   4,400,966
Willbros Group, Inc. (1)                                          218,351                   1,849,433
                                                                                       --------------
                                                                                           13,774,727

OIL, GAS & CONSUMABLE FUELS -- 3.0%
Arena Resources, Inc. (1)                                         164,667                   4,625,496
Carrizo Oil & Gas, Inc. (1)                                       261,293                   4,206,817

                         1 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                 Shares                    Value
                                                              -----------              --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Petrohawk Energy Corp. (1)                                        252,200              $    3,941,886
                                                                                       --------------
                                                                                           12,774,199

FINANCIALS -- 6.9%
CAPITAL MARKETS -- 3.1%
Greenhill & Co., Inc.                                              46,812                   3,266,073
optionsXpress Holdings, Inc.                                      155,877                   2,082,517
Stifel Financial Corp. (1)                                         88,688                   4,066,345
Waddell & Reed Financial, Inc., Cl. A                             266,400                   4,118,544
                                                                                       --------------
                                                                                           13,533,479

COMMERCIAL BANKS -- 1.0%
Signature Bank (1)                                                142,179                   4,079,116
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
MSCI, Inc., Cl. A (1)                                             149,540                   2,655,830
INSURANCE -- 0.5%
RenaissanceRe Holdings Ltd.                                        45,400                   2,340,824
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Digital Realty Trust, Inc.                                        117,700                   3,866,445
THRIFTS & MORTGAGE FINANCE -- 0.8%
Dime Community Bancshares, Inc.                                   252,709                   3,361,030
HEALTH CARE -- 26.6%
BIOTECHNOLOGY -- 4.6%
Alexion Pharmaceuticals, Inc. (1)                                 231,600                   8,381,604
BioMarin Pharmaceutical, Inc. (1)                                 115,900                   2,063,020
Genomic Health, Inc. (1)                                          198,246                   3,861,832
Martek Biosciences Corp.                                          184,000                   5,577,040
                                                                                       --------------
                                                                                           19,883,496

HEALTH CARE EQUIPMENT & SUPPLIES -- 8.8%
ABIOMED, Inc. (1)                                                 250,518                   4,113,506
Haemonetics Corp. (1)                                             128,177                   7,242,001
Masimo Corp. (1)                                                  147,000                   4,385,010
Meridian Bioscience, Inc.                                         179,993                   4,584,422
Neogen Corp. (1)                                                  123,933                   3,095,846
NuVasive, Inc. (1)                                                203,481                   7,050,617
Thoratec Corp. (1)                                                114,700                   3,726,603
Wright Medical Group, Inc. (1)                                    184,256                   3,764,350
                                                                                       --------------
                                                                                           37,962,355

HEALTH CARE PROVIDERS & SERVICES -- 9.6%
Amedisys, Inc. (1)                                                104,174                   4,306,553
athenahealth, Inc. (1)                                            158,353                   5,957,240
Bio-Reference Laboratories, Inc. (1)                              136,596                   3,582,913
CardioNet, Inc. (1)                                               246,900                   6,086,085
Genoptix, Inc. (1)                                                232,853                   7,935,630
HMS Holdings Corp. (1)                                            209,076                   6,590,076
PSS World Medical, Inc. (1)                                       199,900                   3,762,118

                         2 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

                                                                 Shares                    Value
                                                              -----------              --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Sun Healthcare Group, Inc. (1)                                    359,900              $    3,185,115
                                                                                       --------------
                                                                                           41,405,730

LIFE SCIENCES TOOLS & SERVICES -- 2.4%
ICON plc, Sponsored ADR (1)                                       184,200                   3,626,898
Illumina, Inc. (1)                                                179,000                   4,662,950
Luminex Corp. (1)                                                  99,700                   2,129,592
                                                                                       --------------
                                                                                           10,419,440

PHARMACEUTICALS -- 1.2%
Perrigo Co.                                                       151,500                   4,894,965
INDUSTRIALS -- 17.7%
AEROSPACE & DEFENSE -- 4.6%
Aerovironment, Inc. (1)                                            83,574                   3,076,359
Axsys Technologies, Inc. (1)                                       20,300                   1,113,658
Orbital Sciences Corp. (1)                                        384,800                   7,515,144
Stanley, Inc. (1)                                                 221,432                   8,020,267
                                                                                       --------------
                                                                                           19,725,428

COMMERCIAL SERVICES & SUPPLIES -- 9.1%
American Ecology Corp.                                            213,200                   4,313,036
Clean Harbors, Inc. (1)                                           149,942                   9,512,320
FTI Consulting, Inc. (1)                                           72,300                   3,230,364
Stericycle, Inc. (1)                                              197,100                  10,264,968
Team, Inc. (1)                                                    188,300                   5,215,910
Waste Connections, Inc. (1)                                       215,235                   6,794,969
                                                                                       --------------
                                                                                           39,331,567

CONSTRUCTION & ENGINEERING -- 1.8%
Aecom Technology Corp. (1)                                        118,703                   3,647,743
Quanta Services, Inc. (1)                                         212,100                   4,199,580
                                                                                       --------------
                                                                                            7,847,323

MACHINERY -- 1.0%
Bucyrus International, Inc., Cl. A                                204,800                   3,792,896
Chart Industries, Inc. (1)                                         55,430                     589,221
                                                                                       --------------
                                                                                            4,382,117

TRANSPORTATION INFRASTRUCTURE -- 1.2%
Aegean Marine Petroleum Network, Inc.                             301,700                   5,116,832
INFORMATION TECHNOLOGY -- 17.3%
COMMUNICATIONS EQUIPMENT -- 2.3%
F5 Networks, Inc. (1)                                             185,200                   4,233,672
Neutral Tandem, Inc. (1)                                          340,200                   5,518,044
                                                                                       --------------
                                                                                            9,751,716

COMPUTERS & PERIPHERALS -- 0.4%
Netezza Corp. (1)                                                 274,461                   1,822,421
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
DTS, Inc. (1)                                                     117,100                   2,148,785

                         3 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited


                                                                 Shares                    Value
                                                              -----------              --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
FLIR Systems, Inc. (1)                                            297,756              $    9,135,154
                                                                                       --------------
                                                                                           11,283,939

INTERNET SOFTWARE & SERVICES -- 3.0%
Ariba, Inc. (1)                                                   476,800                   3,437,728
Equinix, Inc. (1)                                                 102,800                   5,467,932
Vocus, Inc. (1)                                                   217,367                   3,958,253
                                                                                       --------------
                                                                                           12,863,913

IT SERVICES -- 1.2%
ManTech International Corp. (1)                                   100,200                   5,429,838
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
Monolithic Power Systems, Inc. (1)                                185,461                   2,338,663
Netlogic Microsystems, Inc. (1)                                   126,200                   2,777,662
                                                                                       --------------
                                                                                            5,116,325

SOFTWARE -- 6.6%
Ansys, Inc. (1)                                                   131,496                   3,667,423
Blackboard, Inc. (1)                                              136,812                   3,588,579
Concur Technologies, Inc. (1)                                     162,975                   5,348,840
FactSet Research Systems, Inc.                                     51,900                   2,296,056
Nuance Communications, Inc. (1)                                   474,500                   4,915,820
Solera Holdings, Inc. (1)                                         363,600                   8,762,760
                                                                                       --------------
                                                                                           28,579,478

MATERIALS -- 1.2%
CHEMICALS -- 0.7%
Intrepid Potash, Inc. (1)                                         141,780                   2,944,771
CONTAINERS & PACKAGING -- 0.5%
Rock-Tenn Co., Cl. A                                               70,200                   2,399,435
TELECOMMUNICATION SERVICES -- 1.2%
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
SBA Communications Corp. (1)                                      306,100                   4,995,552
                                                                                       --------------
Total Common Stocks (Cost $426,823,341)                                                   411,179,637

INVESTMENT COMPANY -- 4.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
1.96% (2,3) (Cost $17,996,605)                                 17,996,605                  17,996,605

Total Investments, at Value (Cost $444,819,946)                      99.5%                429,176,242
Other Assets Net of Liabilities                                       0.5                   2,284,668
                                                               --------------------------------------
Net Assets                                                          100.0%             $  431,460,910
                                                               ======================================

Footnotes to Statement of Investments

1.    Non-income producing security.

                         4 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES            GROSS         GROSS             SHARES
                                                    SEPTEMBER 30, 2008    ADDITIONS     REDUCTIONS    DECEMBER 31, 2008
                                                    ------------------   ------------  ------------   -----------------
Oppenheimer Institutional Money Market Fund, Cl.E       27,382,050        69,583,743    78,969,188        17,996,605

                                                                                           VALUE           INCOME
                                                                                       ------------   -----------------
Oppenheimer Institutional Money Market Fund, Cl.E                                       $ 7,996,605       $  194,952


3.    Rate shown is the 7-day yield as of December 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                                         INVESTMENTS IN          OTHER FINANCIAL
VALUATION DESCRIPTION                                      SECURITIES              INSTRUMENTS*
---------------------                                  ------------------        ---------------
Level 1 -- Quoted Prices                               $      429,176,242        $            --
Level 2 -- Other Significant Observable Inputs                         --                     --
Level 3 -- Significant Unobservable Inputs                             --                     --
                                                       -----------------------------------------
      Total                                            $      429,176,242        $            --
                                                       =========================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

                         5 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

                         6 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS December 31, 2008 / Unaudited

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    457,787,929
                                              ================

Gross unrealized appreciation                 $     41,658,103
Gross unrealized depreciation                      (70,269,790)
                                              ----------------
Net unrealized depreciation                   $    (28,611,687)
                                              ================

                         7 | Oppenheimer Discovery Fund



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:     /s/ John V. Murphy
        ----------------------------
        John V. Murphy
        Principal Executive Officer
Date:   02/11/2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John V. Murphy
        ----------------------------
        John V. Murphy
        Principal Executive Officer
Date:   02/11/2009

By:     /s/ Brian W. Wixted
        ----------------------------
        Brian W. Wixted
        Principal Financial Officer
Date:   02/11/2009